Annual Total Returns	Dec. 31, 2024
Prospectus #1 | Eaton Vance Tax-Managed Growth Fund 1.1
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Tax-Managed Growth Fund 1.1 | Class A
Bar Chart Table:
2015	2.15%
2016	8.68%
2017	22.35%
2018	(5.36%)
2019	29.45%
2020	23.05%
2021	24.68%
2022	(20.11%)
2023	28.24%
2024	25.16%
Prospectus #1 | Eaton Vance Tax-Managed Growth Fund 1.2
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Tax-Managed Growth Fund 1.2 | Class A
Bar Chart Table:
2015	2.03%
2016	8.48%
2017	22.15%
2018	(5.50%)
2019	29.28%
2020	22.84%
2021	24.48%
2022	(20.23%)
2023	28.05%
2024	24.96%
Prospectus #2 | Eaton Vance Stock Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Eaton Vance Stock Fund | Class A
Bar Chart Table:
2015	4.51%
2016	6.79%
2017	19.91%
2018	(5.89%)
2019	35.01%
2020	18.22%
2021	22.78%
2022	(16.78%)
2023	24.02%
2024	30.54%
Prospectus #3 | Parametric Commodity Strategy Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #3 | Parametric Commodity Strategy Fund | Class A
Bar Chart Table:
2015	(22.36%)
2016	13.78%
2017	6.70%
2018	(9.60%)
2019	9.18%
2020	7.73%
2021	29.60%
2022	17.05%
2023	(4.86%)
2024	9.69%